INVESTMENT PROPERTIES - Schedule of Investment Properties Measured at Fair Value (Details) - USD ($) $ in Millions	Jun. 30, 2025	Dec. 31, 2024
Disclosure of fair value measurement of assets [line items]
Investment properties	$ 90,910	$ 103,665
Core
Disclosure of fair value measurement of assets [line items]
Investment properties	17,957
Transitional and Development [Member]
Disclosure of fair value measurement of assets [line items]
Investment properties	22,218
LP Investments and Other [Member]
Disclosure of fair value measurement of assets [line items]
Investment properties	47,861
Other investment properties
Disclosure of fair value measurement of assets [line items]
Investment properties	$ 2,874